                Puget Sound Alternative Investment Series Trust



                      Puget Sound Market Neutral Portfolio





                               SEMI-ANNUAL REPORT



                               NOVEMBER 30, 1998


                             [LOGO APPEARS HERE]

[Logo Puget Sound Alternative Investment Series Trust]


Post Office Box 182304 . Columbus, Ohio . 43218-2304 . Toll Free (877) 777-8438


Dear Fellow Shareholder:

We are pleased to present this semi-annual report for the six months ended November 30, 1998, a period marked by volatility in market level and sentiment. When the Puget Sound Market Neutral Portfolio was launched in June of this year, we believed then, and continue to believe now, that investors such as you seek opportunities for investment selection and the avoidance of risk during volatile
                  ----------------------------------------------
markets.

In that context, investor's opportunities for selection and the avoidance of risk span a broad range of alternatives. On one hand, this extends from the extreme overvaluation of most of the newly created Internet related stocks and the obvious overvaluation for shares of the very large growth companies to the many reasonably valued shares, and to some extent, very undervalued companies on the other hand. A market neutral strategy offers you the potential to take advantage of both overvalued and undervalued situations.

Looking ahead to 1999, we are concerned about the hyperactivity of the financial markets. We remain committed to seeking long-term capital appreciation while maintaining minimal exposure to general equity market risk which is the primary objective of the Puget Sound Market Neutral Portfolio. We are concerned over the activities of the private funds, their growing use of electronic trading (trading that is invisible and not easily supervised) and the inadequacy of regulation of the private funds. We firmly believe that the mutual fund structure offers greater transparency than private funds for investments of a non-traditional nature. We believe, in general, that the US market remains overvalued.

In closing, we would like to thank you for your continuing support. We are gratified by your confidence and look forward to serving your investment needs in the area of non-traditional products. As always, please contact us with your comments.

Best Wishes for a healthy and successful 1999.

Sincerely,

/s/ Margaret M. Towle

Margaret M. Towle
Chairperson






BISYS Fund Services, Distributor . 3435 Stelzer Road . Columbus, OH 43219

                      Puget Sound Market Neutral Portfolio

                       Schedule of Portfolio Investments
                         November 30, 1998 (Unaudited)
--------------------------------------------------------------------------------



                                              Market
                                      Shares   Value
                                      ------  ------

Common Stocks  - 76.4%

Advertising - 0.7%

Catalina Marketing Corp.*              1,000  $58,250
                                              -------

Apparel  - 2.1%

NIKE, Inc.-Class B                     4,000  160,000
Stride Rite                            1,000    8,875
                                              -------
                                              168,875
                                              -------
Automotive Parts & Equipment - 4.1%

General Motors Corp.-Class H*          2,000   76,000
Goodyear Tire & Rubber Co.             4,000  227,000

Tower Automotive, Inc.*                1,000   22,750
                                              -------
                                              325,750
                                              -------
Banking - 1.4%

Comerica, Inc.                         1,000   64,500

Pacific Century Financial Corp.        1,000   21,375
Synovus Financial Corp.                1,000   22,063
                                              -------
                                              107,938
                                              -------
Beverages - 2.3%

Seagram Co. Ltd.                       4,000  137,250

Whitman Corp.                          2,000   45,250
                                              -------
                                              182,500
                                              -------
Biotechnology - 2.8%

Amgen Inc.*                            3,000  225,750
                                              -------


Chemicals - 2.1%

Engelhard Corp.                        1,000   19,313

Minerals Technologies Inc.             1,000   43,875
Rohm & Haas Co.                        3,000  104,812
                                              -------
                                              168,000
                                              -------
Commercial Services - 2.1%

Comdisco, Inc.                         1,000   18,250

Concord EFS, Inc.*                     1,000   31,813
Equifax Inc.                           1,000   41,500
Ogden Corp.                            1,000   26,563
Paychex, Inc.                          1,000   49,749
                                              -------
                                              167,875
                                              -------
Computer Software - 4.6%

Adobe Systems Inc.                     2,000   89,500

Ceridian Corp.*                        3,000  195,187
Sterling Software, Inc.*               3,000   77,250
                                              -------
                                              361,937
                                              -------
Computers - 1.8%

NCR Corp.*                             2,000   74,500

Storage Technology Corp.*              1,000   35,000


                      See notes to financial statements.

                      Puget Sound Market Neutral Portfolio

                       Schedule of Portfolio Investments
                         November 30, 1998 (Unaudited)

------------------------------------------------------------------------------

                                                   Market
Common Stocks  - (continued)               Shares   Value
                                           ------  -------
Computers  (continued)

Sungard Data Systems Inc.*                  1,000  $ 32,000
                                                   --------
                                                    141,500
                                                   --------
Construction - 1.2%
Armstrong World Industries, Inc.            1,000    66,625
Kaufman & Broad Home Corp.                  1,000    25,188
                                                   --------
                                                     91,813
                                                   --------
Consumer Goods & Services - 1.8%
Clorox Co.                                  1,000   111,062
Department 56 Inc.*                         1,000    34,438
                                                   --------
                                                    145,500
                                                   --------
Cosmetics - 1.4%
Alberto-Culver Co.-Class B                  1,000    25,625
International Flavors & Fragrances Inc.     2,000    83,750
                                                   --------
                                                    109,375
                                                   --------
Electric Utility - 1.6%
CalEnergy Co., Inc.*                        4,000   125,250
                                                   --------

Electronic Components/Instruments - 1.5%

American Power Conversion*                   1,000   41,375
EG&G Inc.                                    1,000   27,938
Sanmina Corp.*                               1,000   49,812
                                                    -------
                                                    119,125
                                                   --------
Engineering - 0.5%
Fluor Corp.                                  1,000   42,813
                                                    -------
Financial Services - 6.0%
American Express Co.                         1,000  100,062
Fannie Mae                                   1,000   72,750
MBNA Corp.                                  10,000  226,874
SLM Holding Corp.                            1,000   44,000
United Asset Management Corp.                1,000   25,313
                                                    -------
                                                    468,999
                                                   --------
Food Products - 5.5%
Great Atlantic & Pacific Tea Co.             1,000   27,313
Nabisco Holdings Corp.-Class A               3,000  119,625
Quaker Oats Co.                              3,000  184,124
SYSCO Corp.                                  4,000  107,750
                                                    -------
                                                    438,812
                                                   --------
Health Care - 3.5%
C.R. Bard, Inc.                              1,000   45,813
Lincare Holdings, Inc.*                      1,000   34,500
Mallinckrodt Inc.                            3,000   96,937


                      See notes to financial statements.

                      Puget Sound Market Neutral Portfolio

                         November 30, 1998 (Unaudited)
------------------------------------------------------------------------------



                                               Market
Common Stocks  - (continued)          Shares   Value
                                      ------  --------
Health Care  (continued)

St. Jude Medical Inc.*                 2,000  $ 58,124
Stryker Corp.                          1,000    42,250
                                              --------
                                               277,624
                                              --------
Insurance - 2.5%
American Bankers Insurance Group       2,000    90,750
ReliaStar Financial Corp.              2,000    94,000
TIG Holdings, Inc.                     1,000    14,063
                                              --------
                                               198,813
                                              --------

Leisure & Recreation/Gaming - 2.4%
GTECH Holdings Corp.*                  1,000    25,063
Harley-Davidson Inc.                   4,000   167,250
                                              --------
                                               192,313
                                              --------
Machinery - 1.1%
Ingersoll-Rand Co.                     1,000    46,813
W.W. Grainger, Inc.                    1,000    42,250
                                              --------
                                                89,063
                                              --------

Media - 1.8%
E.W. Scripps Co.-Class A               1,000    51,438
King World Productions, Inc.*          1,000    27,250
Tribune Co.                            1,000    64,125
                                              --------
                                               142,813
                                              --------
Metals & Mining - 0.8%
ASARCO Inc.                            1,000    19,375
Cyprus Amax Minerals Co.               4,000    45,500
                                              --------
                                                64,875
                                              --------

Office Equipment & Services - 1.4%
Xerox Corp.                            1,000   107,500
                                              --------

Oil & Gas - Exploration & Production Services - 3.0%

BJ Services Co.*                        6,000   82,875
Enron Oil & Gas                         3,000   45,000
Helmerich & Payne                       1,000   17,250
Nabors Industries, Inc.*                2,000   26,500
Tidewater Inc.                          3,000   69,188
                                               -------
                                               240,813
                                              --------
Packaging & Containers - 0.5%
Ball Corp.                              1,000   42,750
                                               -------

Pipelines - 1.9%
Columbia Energy Group                   2,000  113,500

El Paso Energy Corp.                    1,000   34,125
                                               -------
                                               147,625
                                              --------
Professional Schools - 0.3%
Devry Inc.*                             1,000   26,375
                                               -------


                      See notes to financial statements.

                      Puget Sound Market Neutral Portfolio

                         November 30, 1998 (Unaudited)


-------------------------------------------------------------------------------


                                                              Market
Common Stocks  - (continued)                Shares             Value
                                           ---------         ----------
Restaurants - 1.0%

Brinker International, Inc.*                   1,000         $   25,438

Darden Restaurants, Inc.                       2,000             31,625
Wendy's International, Inc.                    1,000             20,000
                                                             ----------
                                                                 77,063
                                                             ----------

Retail - 5.0%
Bed, Bath and Beyond Inc.*                     2,000             62,375
Heilig-Meyers Co.                              1,000              7,000
Kmart Corp.*                                  13,000            198,249
The Men's Wearhouse, Inc.*                     1,000             25,313
Walgreen Co.                                   2,000            107,375
                                                             ----------
                                                                400,312
                                                             ----------
Savings & Loans - 0.7%
Dime Bancorp, Inc.                             2,000             53,125
                                                             ----------


Semiconductors - 3.0%
Cypress Semiconductor Corp.*                   4,000             40,750
Rockwell International Corp.                   4,000            195,750
                                                             ----------
                                                                236,500
                                                             ----------
Steel - 0.2%
LTV Corp.                                      3,000             16,500
                                                             ----------


Telecommunications  2.7%

ADC Telecommunications, Inc.*                  3,000             89,625
Century Telephone Enterprises, Inc.            1,000             57,000
SBC Communications Inc.                        1,000             47,937
Scientific-Atlanta Inc.                        1,000             19,375
                                                             ----------
                                                                213,937
                                                             ----------
Textiles - 0.7%
Cintas Corp.                                   1,000             55,000
                                                             ----------


Waste Management - 0.4%
Browning-Ferris Industries                     1,000             29,500
                                                             ----------
Total Common Stocks (Cost $5,744,034)                         6,062,563
                                                             ----------

Daily Sweep Vehicle - 16.7%
CTC Sweep Account                          1,327,356          1,327,356
                                                             ----------
Total Daily Sweep Vehicle (Cost $1,327,356)                   1,327,356
                                                             ----------

Total Investments (Cost $7,071,390) (a) - 93.1%               7,389,919
                                                             ----------


                      See notes to financial statements.

                      Puget Sound Market Neutral Portfolio

                         November 30, 1998 (Unaudited)
--------------------------------------------------------------------------------



                                                                                          Market
                                                                              Shares       Value
                                                                            ---------   -----------

Deposits with Brokers for Securities Sold Short - 85.2%
Bear Stearns Deposit Account                                                 6,769,221  $ 6,769,221
                                                                                        -----------

Total Deposits with Brokers for Securities Sold Short (Cost $6,769,221)                   6,769,221
                                                                                        -----------

Receivable from Brokers for Securities Sold Short -  3.6%                                   288,479
                                                                                        -----------
Securities Sold Short  - (79.6)%                                                         (6,321,388)
                                                                                        -----------
Liabilities in excess of other assets  - (2.3)%                                            (185,889)
                                                                                        -----------
TOTAL NET ASSETS - 100.0%                                                               $ 7,940,342
                                                                                        ===========

____________

  * Non-income producing security.

  (a) Represents cost for federal tax purposes and differs from value by net unrealized appreciation as follows:

      Unrealized appreciation- Investments    $   419,045
      Unrealized appreciation- Short Sales        121,018
      Unrealized depreciation- Investments       (100,517)
      Unrealized depreciation- Short Sales       (738,414)
                                                ---------
        Net unrealized depreciation            $ (298,868)
                                                 ========


                      See notes to financial statements.

                     Puget Sound Market Neutral Portfolio

                       Schedule of Securities Sold Short
                         November 30, 1998 (Unaudited)
--------------------------------------------------------------------------------

                                                                                                                            Market
                                                                                              Shares                        Value
                                                                                             -------                       -------
Common Stocks - 79.6%
Advertising - 2.0%
     Snyder Communications, Inc.                                                                2,000                      $ 71,125
     True North Communications, Inc.                                                            3,000                        84,375
                                                                                                                           --------
                                                                                                                            155,500
                                                                                                                           --------
Aerospace - 1.5%
     Boeing Co.                                                                                 3,000                       121,875
                                                                                                                           --------
Airlines - 0.3%
     Northwest Airlines Corp.                                                                   1,000                        25,063
                                                                                                                           --------
Automotive Parts & Equipment - 0.7%
     Federal-Mogul Corp.                                                                        1,000                        56,750
                                                                                                                           --------
Biotechnology - 2.8%
     Centocor, Inc.                                                                             1,000                        40,500
     Monsanto Co.                                                                               4,000                       181,250
                                                                                                                           --------
                                                                                                                            221,750
                                                                                                                           --------
Building Materials - .9%
     American Standard Companies, Inc.                                                          2,000                        68,500
                                                                                                                           --------

Chemicals - 0.3%
     Cytec Industries Inc.                                                                      1,000                        22,563
                                                                                                                           --------

Commercial Services - 1.1%
     Metzler Group, Inc.                                                                        1,000                        41,499
     Parexel International Corp.                                                                1,000                        26,063
     Rental Service Corp.                                                                       1,000                        21,188
                                                                                                                           --------
                                                                                                                             88,750
                                                                                                                           --------
Computer Software -- 6.0%
     HNC Software, Inc.                                                                         1,000                        33,000
     IDX Systems Corp.                                                                          1,000                        41,063
     Legato Systems, Inc.                                                                       1,000                        47,813
     Network Appliance, Inc.                                                                    1,000                        75,124
     Newbridge Networks Corp.                                                                   6,000                       175,499
     QuadraMed Corp.                                                                            1,000                        24,000
     Visio Corp.                                                                                1,000                        35,375
     Wind River Systems, Inc.                                                                   1,000                        46,625
                                                                                                                           --------
                                                                                                                            478,499
                                                                                                                           --------
Computers - 1.5%
     Affiliated Computer Services- Class A                                                      1,000                        38,313
     Cadence Design Systems, Inc.                                                               1,000                        28,125
     International Network Services                                                             1,000                        54,625
                                                                                                                           --------
                                                                                                                            121,063
                                                                                                                           --------

                      See notes to financial statements.

                     Puget Sound Market Neutral Portfolio

                         November 30, 1998 (Unaudited)
--------------------------------------------------------------------------------

                                                                                                                           Market
                                                                                               Shares                       Value
                                                                                              --------                    ---------
Common Stocks - (continued)
Cosmetics - 3.6%
     Estee Lauder Co.- Class A                                                                  2,000                      $150,125
     Gillette Co.                                                                               3,000                       137,813
                                                                                                                           --------
                                                                                                                            287,938
                                                                                                                           --------
Electric Utility - 0.6%
     AES Corp.                                                                                  1,000                        45,750
                                                                                                                           --------
Electronic Components/Instruments - 3.6%
     General Cable Corp.                                                                        1,000                        19,000
     Millipore Corp.                                                                            1,000                        28,125
     Perkin - Elmer Corp.                                                                       2,000                       186,500
     Uniphase Corp.                                                                             1,000                        54,188
                                                                                                                           --------
                                                                                                                            287,813
                                                                                                                           --------
Financial Services - 5.3%
     Associates First Capital- Class A                                                          4,000                       311,499
     Franklin Resources, Inc.                                                                   1,000                        42,750
     HealthCare Financial Partners, Inc.                                                        1,000                        32,875
     Charles Schwab Corp.                                                                         600                        33,825
                                                                                                                           --------
                                                                                                                            420,949
                                                                                                                           --------
Food Products - 3.5%
     Suiza Foods Corp.                                                                          3,000                       142,125
     U.S. Foodservice                                                                           3,000                       137,813
                                                                                                                           --------
                                                                                                                            279,938
                                                                                                                           --------
Health Care - 5.3%
     Baxter International Inc.                                                                  1,000                        63,563
     Boston Scientific Corp.                                                                    1,000                        49,500
     Columbia/HCA Healthcare Corp.                                                              3,000                        73,874
     Medtronic, Inc.                                                                            1,000                        67,688
     PSS World Medical, Inc.                                                                    2,000                        41,500
     Renal Care Group, Inc.                                                                     1,000                        26,875
     Total Renal Care Holdings, Inc.                                                            1,000                        26,563
     VISX, Inc.                                                                                 1,000                        72,874
                                                                                                                           --------
                                                                                                                            422,437
                                                                                                                           --------
Hotels & Lodging - 0.3%
     Hilton Hotels Corp.                                                                        1,000                        21,750
                                                                                                                           --------

Insurance - 0.4%
     Conseco, Inc.                                                                              1,000                        33,125
                                                                                                                           --------



                      See notes to financial statements.

                     Puget Sound Market Neutral Portfolio

                         November 30, 1998 (Unaudited)
-------------------------------------------------------------------------------

                                                                                                                        Market
                                                                                               Shares                   Value
                                                                                              --------               ----------
Common Stocks - (continued)
Manufacturing-Consumer Goods - 0.6%
     Danaher Corp.                                                                              1,000                $  45,625
                                                                                                                     ---------

Media - 3.1%
     Chancellor Media Corp.                                                                     3,000                  113,062
     Comcast Corp.- Class A                                                                     1,000                   48,625
     Cox Communications, Inc.- Class A                                                          1,000                   52,688
     Univision Communications, Inc.- Class A                                                    1,000                   28,000
                                                                                                                     ---------
                                                                                                                       242,375
                                                                                                                     ---------
Metals & Mining - 0.3%
     Newmont Mining Corp.                                                                       1,000                   19,875
                                                                                                                     ---------

Oil & Gas - Exploration & Production Services - 5.3%
     Bakers Hughes, Inc.                                                                        1,000                   18,313
     Newfield Exploration Co.                                                                   1,000                   19,500
     Noble Affiliates, Inc.                                                                     1,000                   25,313
     Pennzoil Co.                                                                               1,000                   37,125
     Royal Dutch Petroleum -NY Shares                                                           4,000                  187,999
     Schlumberger Ltd.                                                                          2,000                   89,374
     Smith International, Inc.                                                                  1,000                   24,125
     Weatherford International                                                                  1,000                   18,250
                                                                                                                     ---------
                                                                                                                       419,999
                                                                                                                     ---------
Packaging & Containers - 2.2%
     Sealed Air Corp.                                                                           4,000                  176,500
                                                                                                                     ---------

Paper Products - 3.3%
     Bowater, Inc                                                                               1,000                   39,500
     Champion International Corp.                                                               1,000                   41,563
     Fort James Corp.                                                                           1,000                   39,125
     Georgia-Pacific Corp.                                                                      1,000                   56,750
     International Paper Co.                                                                    2,000                   86,875
                                                                                                                     ---------
                                                                                                                       263,813
                                                                                                                     ---------
Pharmaceuticals - 4.4%
     Forest Laboratories, Inc.                                                                  1,000                   46,625
     ICN Pharmaceuticals, Inc.                                                                  1,000                   25,250
     Eli Lilly & Co.                                                                            1,000                   89,688
     Medicis Pharmaceutical Corp.- Class A                                                      1,000                   63,000
     Pfizer, Inc.                                                                               1,000                  111,624
     Twinlab Corp.                                                                              1,000                   16,625
                                                                                                                     ---------
                                                                                                                       352,812
                                                                                                                     ---------
Photography - 0.5%
     Polaroid Corp.                                                                             2,000                   42,500
                                                                                                                     ---------



                      See notes to financial statements.

                     Puget Sound Market Neutral Portfolio

                         November 30, 1998 (Unaudited)

-------------------------------------------------------------------------------

                                                                                                                           Market
                                                                                               Shares                       Value
                                                                                               -------                   ----------
Common Stocks - (continued)
Pipelines - 1.4%
     Enron Corp.                                                                                1,000                    $   52,563
     Williams Cos., Inc.                                                                        2,000                        57,625
                                                                                                                         ----------
                                                                                                                            110,188
                                                                                                                         ----------
Professional Schools - 0.4%
     Apollo Group, Inc.- Class A                                                                1,000                        32,250
                                                                                                                         ----------

Retail - 3.3%
     Abercrombie & Fitch Co.- Class A                                                           3,000                       168,000
     Consolidated Stores Corp.                                                                  3,000                        64,500
     Saks, Inc.                                                                                 1,000                        27,500
                                                                                                                         ----------
                                                                                                                            260,000
                                                                                                                         ----------
Savings & Loans - 0.5%
     Washington Mutual, Inc.                                                                    1,000                        38,750
                                                                                                                         ----------
Semiconductors - 2.5%
     Applied Materials, Inc.                                                                    1,000                        38,750
     KLA-Tencor Corp.                                                                           3,000                       102,188
     PMC - Sierra, Inc.                                                                         1,000                        53,875
                                                                                                                         ----------
                                                                                                                            194,813
                                                                                                                         ----------
Telecommunications - 9.3%
     Airtouch Communications, Inc.                                                              1,000                        57,188
     General Instrument Corp.                                                                   1,000                        28,125
     ICG Communications, Inc.                                                                   2,000                        46,000
     Lucent Technologies                                                                        3,000                       258,187
     Nextel Communications, Inc.- Class A                                                       3,000                        64,500
     Northern Telecom Ltd.                                                                      1,000                        46,688
     Pacific Gateway Exchange, Inc.                                                             1,000                        44,750
     Qwest Communications International, Inc.                                                   3,000                       119,999
     Sprint Corp.                                                                               1,000                        72,750
                                                                                                                         ----------
                                                                                                                            738,187
                                                                                                                         ----------
Textiles - 0.5%
     Mohawk Industies, Inc.                                                                     1,000                        37,313
                                                                                                                         ----------

Transportation - 1.0%
     Canadian National Railway Co.                                                              1,000                        54,000
     Coach USA, Inc.                                                                            1,000                        28,375
                                                                                                                         ----------
                                                                                                                             82,375
                                                                                                                         ----------



                      See notes to financial statements.

                     Puget Sound Market Neutral Portfolio

                         November 30, 1998 (Unaudited)

-------------------------------------------------------------------------------

                                                                                                                          Market
                                                                                                Shares                     Value
                                                                                               --------                  ---------

Common Stocks - (continued)
Waste Management - 1.3%
     Allied Waste Industries, Inc.                                                              3,000                   $    61,125
     Waste Management, Inc.                                                                     1,000                        42,875
                                                                                                                        -----------
                                                                                                                            104,000
                                                                                                                        -----------
Total Common Stocks (Cost $5,703,991)                                                                                    6,321,388
                                                                                                                        -----------


Total Securities Sold Short (Cost $5,703,991) - 79.6%                                                                   $6,321,388
                                                                                                                        ==========


____________

                     Puget Sound Market Neutral Portfolio
                      STATEMENT OF ASSETS AND LIABILITIES
                               November 30, 1998
                                  (Unaudited)
--------------------------------------------------------------------------------

Assets:
        Investments, at value (cost $7,071,390)                                              $         7,389,919
        Deposits with brokers for securities sold short                                                6,769,221
        Receivable from brokers for securities sold short                                                288,479
        Interest and dividends receivable                                                                 18,504
        Receivable for capital shares issued                                                                 871
        Deferred organization costs                                                                       48,041
                                                                                            --------------------
            Total Assets                                                                    $         14,515,035

Liabilities:
        Securities sold short (Proceeds: $5,703,991)                                                   6,321,388
        Payable for capital shares redeemed                                                                  300
        Payable for dividends on securities sold short                                                     5,880
        Payable for investments purchased                                                                214,012
        Investment advisory fees payable                                                                  19,169
        Administration fees payable                                                                        1,883
        Distribution and Service fees, Investor Shares                                                       308
        Other accrued expenses                                                                            11,753
                                                                                            --------------------
            Total Liabilities                                                                          6,574,693
                                                                                            --------------------
Net Assets                                                                                  $          7,940,342
                                                                                            ====================

Net Assets consist of:
        Capital                                                                             $          7,821,703
        Accumulated net investment income                                                                 51,349
        Accumulated undistributed net realized gains on investments and securities sold short            366,158
        Net unrealized depreciation of investments and securities sold short                            (298,868)
                                                                                            --------------------
Total Net Assets                                                                            $          7,940,342
                                                                                            ====================

Institutional Shares
        Net Assets                                                                                     7,838,697
        Shares Outstanding                                                                               768,838
                                                                                            --------------------
        Maximum Offering and Redemption price per share                                                   $10.20

Investor Shares
        Net Assets                                                                                       101,645
        Shares Outstanding                                                                                 9,990
                                                                                            --------------------
        Net Asset Value- Redemption price per share                                                       $10.17
                                                                                            --------------------
        Maximum Sales Charge                                                                                3.00%
                                                                                            --------------------
        Maximum Offering Price (100%/(100%-maximum sales charge) of net asset value
        adjusted to nearest cent.)                                                                         $10.48
                                                                                            --------------------



                      See notes to financial statements.

                     Puget Sound Market Neutral Portfolio
                            STATEMENT OF OPERATIONS
                    For the period ended November 30, 1998*
                                  (Unaudited)
--------------------------------------------------------------------------------

Investment Income:
      Interest income                                                                               $        106,221
      Dividend income                                                                                         22,303
                                                                                                   -----------------
                                                                                                   $         128,524

Expenses:
      Investment advisory fees                                                                                42,512
      Administration fees                                                                                      3,188
      Shareholder servicing fees- Investor Shares                                                                154
      12b-1 fees- Investor Shares                                                                                308
      Fund accounting fees                                                                                    10,629
      Transfer agent fees                                                                                      8,710
      Custodian fees                                                                                          12,098
      Legal and audit fees                                                                                     7,762
      Printing fees                                                                                           13,636
      Dividend expense for securities sold short                                                              30,741
      Other fees                                                                                              27,094
                                                                                                   -----------------
            Total expenses before waivers/ reimbursements                                                    156,832
            Less expenses waived                                                                             (10,619)
            Less expenses reimbursed by Investment Advisor                                                   (69,038)
                                                                                                   -----------------
            Net expenses                                                                                      77,175
                                                                                                   -----------------
Net Investment Income                                                                                         51,349
                                                                                                   -----------------
Realized and Unrealized Gains on Investments:
      Net realized gains on investment transactions and securities sold short                                366,158
      Net change in unrealized depreciation of investments and securities sold short                        (298,868)
                                                                                                   -----------------
            Net realized and unrealized gains on investments                                                  67,290
                                                                                                   =================
Increase in Net Assets resulting from Operations                                                   $         118,639
                                                                                                  ==================



* Commencement of operations was June 29, 1998


                      See notes to financial statements.

                     Puget Sound Market Neutral Portfolio
                      STATEMENT OF CHANGES IN NET ASSETS
                                  (Unaudited)

--------------------------------------------------------------------------------


                                                                                                       For the Period
                                                                                                            Ended
                                                                                                      November 30, 1998(a)
                                                                                                    ----------------------
    From Investment Activities:
    Operations:
            Net investment income                                                                     $          51,349
            Net realized gains on investment transactions and securities sold short                             366,158
            Net change in unrealized depreciation of investments and securities sold short                     (298,868)
                                                                                                      ------------------
            Change in net assets resulting from operations                                                      118,639

    Capital Transactions:
            Proceeds from shares issued                                                                       8,943,542
            Cost of shares redeemed                                                                          (1,221,839)
                                                                                                      ------------------
            Change in net assets from share transactions                                                      7,721,703

                                                                                                      ------------------
            Change in net assets                                                                              7,840,342

    Net Assets:
            Beginning of period                                                                                 100,000
                                                                                                      ------------------
            End of period                                                                             $       7,940,342
                                                                                                      ==================

(a) Commencement of operations was June 29, 1998


                      See notes to financial statements.

                Puget Sound Alternative Investment Series Trust
                         Notes to Financial Statements
                         November 30, 1998 (Unaudited)

________________________________________________________________________________

Note 1 -- Organization

Puget Sound Alternative Investment Series Trust (the "Trust") was organized as a Massachusetts business trust on April 14, 1998 and is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company. As of the date of this report, the Trust offered one managed investment portfolio, Puget Sound Market Neutral Portfolio (the "Fund"). The Fund commenced operations on June 29, 1998.

Puget Sound Asset Management Co. LLC ("PSAM") serves as the investment adviser of the Fund. The sub-adviser is Fiduciary Asset Management Co. ("FAMCO"). BISYS Fund Services Ohio, Inc.("BISYS"), a wholly-owned subsidiary of The BISYS Group, Inc., acts as the Fund's administrator.

BISYS deposited $100,000 into the account of the Fund prior to the commencement of operations.

The Fund's investment objective is to seek long-term capital appreciation while maintaining minimal exposure to general equity market risk. The Fund seeks to achieve its objective through a diversified portfolio using a non-traditional, "market neutral" investment strategy.

Note 2 -- Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of their financial statements. The policies are in conformity with generally accepted accounting principles. The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

Securities Valuation

  Equity securities held or sold short by the Fund are valued at the last reported sales price on the securities exchange or in the principal over-the-counter market in which such securities are traded, as of the close of business on the day the securities are being valued. If there is no such reported sale, the most recently quoted bid price is used for long securities and the bid or mean of bid and ask price is used for securities sold short.

Repurchase Agreements

  The Funds may purchase instruments from financial institutions, such as banks and broker-dealers, subject to the seller's agreement to repurchase them at an agreed upon time and price ("repurchase agreements"). The seller under a repurchase agreement is required to maintain collateral for the value of the securities subject to the agreement at not less than 102% of the repurchase price. Default by the seller would, however, expose the relevant Funds to possible loss because of adverse market action or delay in connection with the disposition of the underlying obligations. Risks may arise from the potential inability of counterparties to honor the terms of the repurchase agreements. Accordingly, the Funds could receive less than the carrying value upon the sale of the underlying collateral securities .

Short Sales

  The Fund is authorized to engage in short-selling of securities which obligate the Fund to replace the security borrowed by purchasing the security at current market value sometime in the future. The Fund will incur a loss if the price of the security increases between the date of the short sale and the date on which the fund replaces the borrowed security. The Fund will realize a gain if the price of the security declines between those dates. During the period ended November 30, 1998, the Fund incurred realized gains of $99,478 that are classified with net realized gains on investments. Until the Fund replaces the borrowed security, the Fund will maintain a segregated account with cash and/or U.S. Government Securities sufficient to cover its short position on a daily basis. At November 30, 1998,

                Puget Sound Alternative Investment Series Trust
                   Notes to Financial Statements (Continued)
                         November 30, 1998 (Unaudited)

________________________________________________________________________________


  the value of securities sold short in the Fund amounted to $6,321,388 against which collateral of $6,769,220 was held. The collateral includes the Bear Stearns Deposit Account.

Securities Transactions and Investment Income

  Securities transactions are recorded on the trade date. Net realized gains and losses on investments are recorded on the basis of identified cost. Interest income is recorded on the accrual basis and includes, where applicable, the amortization of premiums or accretion of discounts. Dividend income is recorded on the ex-dividend date.

Expenses

  The investment income and expenses of the Fund (other than class specific expenses) and realized and unrealized gains and losses on investments of the Fund are allocated to each class of shares based upon their relative net asset value on the date income is earned or expenses are realized and unrealized gains and losses are incurred.

Organization Costs

  Costs incurred in connection with the organization and initial registration of the Fund has been deferred and are being amortized over a sixty-month period, beginning with the Fund's commencement of operations. In the event that any of the initial shares are redeemed during such period by any holder thereof, the related fund will be reimbursed by such holder for any unamortized organization costs in the proportion as the number of initial shares being redeemed bears to the number of initial shares outstanding at the time of redemption.

Dividends to Shareholders

  Dividends from the Fund's net investment income, if any, are declared and paid annually. Net realized gains on portfolio securities, if any, are declared and distributed at least annually. Dividends and distributions payable to shareholders are recorded by the Fund on the ex-dividend date.

  Dividends from net investment income and from net realized capital gains are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassifications. Dividends and distributions to shareholders which exceed net investment income and net realized gains for financial reporting purposes but not for tax purposes are reported as dividends in excess of net investment income or distributions in excess of net realized gains. To the extent they exceed net investment income and net realized gains for tax purposes, they are reported as distribution of capital.

Federal Income Taxes

  It is the Fund's policy to comply with requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute timely, all if its net investment company taxable income and net capital gains to shareholders. Therefore, no federal income tax provision is required.

Expense Limitations

  PSAM and the Trust have undertaken to limit the Fund's expenses to certain annual levels. In subsequent years, overall operating expenses for the Fund will not fall below the percentage limitation until PSAM has been fully reimbursed for fees foregone and expenses paid by PSAM under this

                Puget Sound Alternative Investment Series Trust
                   Notes to Financial Statements (Continued)
                         November 30, 1998 (Unaudited)

________________________________________________________________________________

  agreement, as the Fund will reimburse PSAM in subsequent years when operating expenses (before reimbursement) are less than the applicable percentage limitation.

  The cumulative unreimbursed amount paid by PSAM on behalf of the Fund during the period from inception to November 30, 1998 is $69,038.

Note 3  Related Party Transactions

The Trust has entered into an investment advisory agreement with PSAM. Under the terms of the investment advisory agreement, PSAM is entitled to receive a fee that is calculated daily and paid quarterly at the annual rate of 2.00% of the average daily net assets of the Fund. PSAM has agreed to voluntarily reduce the amount of its investment advisory fee and during the period ended November 30, 1998, waived fees of $10,465. PSAM, and not the Trust, pays FAMCO a fee at the annual rate of 1.50% of the average daily net assets of the Fund for its services under the sub-advisor contract.

BISYS serves as the administrator for the Trust pursuant to an administration agreement. Under the administration agreement, BISYS is entitled to a fee that is calculated daily and paid quarterly at an annual rate of 0.15% of the average daily net assets of the Trust.

BISYS Fund Services, L.P., a wholly-owned subsidiary of The BISYS Group, Inc. (the "Distributor") serves as the Trust's principal underwriter and distributor. The Trust has adopted a Distribution Plan pursuant to Rule 12b-1 under the 1940 Act with respect to Investor Shares. Under the Distribution Plan, the Trust will pay the Distributor a fee that is calculated daily and paid quarterly at the annual rate of 0.50% of the average daily net assets of the Investor Shares of the Fund. The Distributor has agreed to voluntarily reduce the amount of its fee and during the period ended November 30, 1998, waived fees of $154.

The Trust has also entered into a Shareholder Servicing Plan with the Distributor for service provided to holders of Investor Shares. Pursuant to the Shareholder Servicing Plan, the Trust will pay the Distributor a fee at an annual rate up to 0.25% of the average daily net assets of the Investor Shares of the Fund.

BISYS Fund Services, Inc., also a wholly-owned subsidiary of The BISYS Group, Inc. serves as fund accountant and transfer and dividend disbursing agent of the Fund.

Certain officers of the Trust are affiliated with PSAM or the Distributor and its affiliates. Such persons are not paid directly by the Trust for serving in those capacities.

Note 4  Shares of Beneficial Interest

The Fund offers two classes of shares: Institutional Shares and Investor Shares. Each class is substantially the same, except that Investor Shares bear the fees that are payable under the Trust's Distribution Plan and Shareholder Servicing Plan, which relates only to the Investor Shares. All outstanding Investor Shares were issued in connection with BISYS' deposit into the Fund prior to commencement of operations. No additional activity in Investor Shares occurred during the period ended November 30, 1998. The following is a summary of transactions in Institutional Shares for the period ending November 30, 1998:

CAPITAL TRANSACTIONS:
                                               Shares                 Amount
                                        -----------------      ------------------
Institutional Shares:
     Shares issued                                792,383              $7,962,705
     Shares redeemed                              (23,555)               (241,002)
                                        -----------------      ------------------
         Net increase                             768,828              $7,721,703
                                        =================      ==================

                Puget Sound Alternative Investment Series Trust
                   Notes to Financial Statements (Continued)
                         November 30, 1998 (Unaudited)

________________________________________________________________________________

Note 5  Investment Transactions

Purchases and sales of securities (excluding short-term securities) for the period ended November 30, 1998 were as follows:

                       Purchases                Sales
                -----------------------    ----------------
                     $36,425,916              $34,179,097

                     Puget Sound Market Neutral Portfolio
                             FINANCIAL HIGHLIGHTS





                                                                                Investor                 Institutional
                                                                           --------------------        -------------------
                                                                           For the period ended        For the period ended
                                                                           November 30, 1998(a)        November 30, 1998(a)
                                                                               (Unaudited)                (Unaudited)
-----------------------------------------------------------------------------------------------        -------------------


    Net Asset Value, Beginning of Period                                   $              10.00        $             10.00
                                                                           --------------------        -------------------
        Net investment income                                                              0.11                       0.10
        Net realized and unrealized gain                                                   0.06                       0.10
                                                                           --------------------        -------------------
        Total income from investment operations                                            0.17                       0.20
                                                                           --------------------        -------------------


    Net Asset Value,  End of Period                                        $              10.17        $             10.20
                                                                           ====================        ===================

    Total Return (excluding sales charge)                                                  1.70%(b)                   2.00%(b)

    Ratios to Average Net Assets, and Supplemental Data:
        Net assets at end of period (000)                                  $                101       $              7,839

        Net expenses (excluding dividend expense)                                          2.62%(c)                  2.17%(c)
        Net expenses (including dividend expense)                                          3.89%(c)                  3.62%(c)
        Gross expense (excluding dividend expense)*                                        6.68%(c)                  5.91%(c)
        Gross expense (including dividend expense)*                                        7.95%(c)                  7.36%(c)
        Net Investment Income (including dividend expense)                                 2.82%(c)                  2.40%(c)

    Portfolio Turnover Rate (d)                                                          340.75%(b)                340.75%(b)


    ____________________
* During the period, certain fees were voluntarily reduced and/ or reimbursed. If such voluntary fee reductions and/ or reimbursements had not occurred, the ratio would have been as indicated.
(a)   Commencement of the Portfolio was June 29, 1998
(b)   Not annualized.
(c)   Annualized.
(d) Portfolio turnover is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued.

                               Investment Advisor
                     Puget Sound Asset Management Co., LLC
                         One Yesler Building, Suite 200
                           Seattle, Washington 98104

                                  Distributor
                           BISYS Funds Services, L.P.
                               3435 Stelzer Road
                               Columbus, OH 43219

                                 Transfer Agent
                           BISYS Fund Services, Inc.
                               3435 Stelzer Road
                               Columbus, OH 43219

                              Independent Auditors
                             Deloitte & Touche LLP
                               50 Fremont Street
                        San Francisco, California 94105

                                   Custodian
                            Custodial Trust Company
                              101 Carnegie Center
                          Princeton, New Jersey 08540

                                 Legal Counsel
                                 Ropes & Gray
                            One International Place
                          Boston, Massachusetts 02110



This report is submitted for the general information of the shareholders of the Puget Sound Market Neutral Portfolio. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.



1/99